Dividends (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended																				12 Months Ended
	Jun. 30, 2018 $ / shares	Jun. 30, 2018 ¥ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ¥ / shares	Sep. 30, 2020 $ / shares	Sep. 30, 2020 ¥ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 ¥ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2020 ¥ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 ¥ / shares	Sep. 30, 2019 $ / shares	Sep. 30, 2019 ¥ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2019 ¥ / shares	Mar. 31, 2019 $ / shares	Mar. 31, 2019 ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 JPY (¥) ¥ / shares	Sep. 30, 2018 $ / shares	Sep. 30, 2018 ¥ / shares	Dec. 31, 2020 USD ($) dividend $ / shares	Dec. 31, 2020 JPY (¥) dividend	Dec. 31, 2019 USD ($) dividend $ / shares	Dec. 31, 2019 JPY (¥) dividend	Dec. 31, 2018 USD ($) dividend $ / shares	Dec. 31, 2018 JPY (¥) dividend
Series B Preferred Stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend																											1	1
Preferred stock dividends, cash paid quarterly (per share) | $ / shares																											$ 0.50
Number of final portion, dividend payments | dividend																											1	1
Preferred stock dividend, final portion (in USD per share) | $ / shares																											$ 0.1167
Payments of ordinary dividends, preferred stock and preference stock | $																											$ 234
Series C Preferred Stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend																							4	4	4	4	4	4
Preferred stock dividends, cash paid quarterly (per share) | $ / shares																							$ 0.50		$ 0.50		$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $																							$ 4,596		$ 4,600		$ 4,600
Series D Preferred Stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend																							4	4	4	4	4	4
Preferred stock dividends, cash paid quarterly (per share) | $ / shares																							$ 0.50		$ 0.50		$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $																							$ 6,393		$ 6,400		$ 6,400
Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Payments of ordinary dividends, preferred stock and preference stock																							$ 512	¥ 54,719,550.00	$ 500	¥ 54,719,550.00	$ 153	¥ 17,090,489.00
Quarterly Dividend One | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (per share) | (per share)	$ 298.52	¥ 32,981.64							$ 1,243.12	¥ 136,051.34							$ 1,217.40	¥ 134,924.92
Quarterly Dividend Two | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (per share) | (per share)							$ 1,272.39	¥ 136,051.34							$ 1,234.68	¥ 136,424.08					$ 1,231.37	¥ 137,923.25
Quarterly Dividend Three | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (per share) | (per share)					$ 1,294.87	¥ 137,546.41							$ 1,281.22	¥ 137,923.25
Preferred stock, per share, dividends declared (per share) | (per share)																			$ 1,226.52	¥ 137,923.25
Dividends																			$ 123	¥ 13,792,325.00
Quarterly Dividend Four | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (per share) | (per share)			$ 1,311.62	¥ 137,546.41							$ 1,269.45	¥ 137,923.25